S000000554 [Member] Investment Objectives and Goals - Nuveen Connecticut Municipal Bond Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Connecticut Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Fund is to provide you with as high a level of current interest income exempt from regular federal, Connecticut state and, in some cases, Connecticut local income taxes as is consistent with preservation of capital.